EXCELSIOR FUNDS, INC.

EXCELSIOR FUNDS TRUST

EXCELSIOR TAX-EXEMPT FUNDS, INC.

Supplement dated August 29, 2007 to the following Prospectuses

Excelsior Funds, Inc. Excelsior Funds Trust Excelsior Tax-Exempt Funds, Inc. Fixed Income Funds – Shares Class Prospectus dated July 1, 2007, as supplemented August 1, 2007	Excelsior Funds, Inc. Excelsior Funds Trust Retirement Shares Class Prospectus dated July 1, 2007, as supplemented July 17, 2007 and August 1, 2007

Excelsior Funds, Inc. Excelsior Tax-Exempt Funds, Inc. Money Funds – Shares Class Prospectus dated July 1, 2007, as supplemented August 1, 2007	Excelsior Funds, Inc. Excelsior Funds Trust Equity Funds – Shares Class Prospectus dated July 1, 2007, as supplemented July 6, 2007, July 17, 2007 and August 1, 2007

Excelsior Funds, Inc.

Excelsior Funds Trust

Institutional Funds – Institutional Shares Class Prospectus

dated July 1, 2007, as supplemented

July 6, 2007 and August 1, 2007

The above Fixed Income Funds- Shares Class Prospectus, Money Funds – Shares Class Prospectus and Equity Funds – Shares Class Prospectus are collectively referred to as the “Shares Class Prospectus”, the Institutional Funds – Institutional Shares Class Prospectus is referred to as the “Institutional Shares Class Prospectus”, and the Retirement Shares – Shares Class Prospectus is referred to as the “Retirement Shares Class Prospectus”.

The above Fixed Income Funds- Shares Class Prospectus, Money Funds – Shares Class Prospectus, Equity Funds – Shares Class Prospectus, Institutional Funds – Institutional Shares Class Prospectus and Retirement Shares – Shares Class Prospectus are collectively referred to as the “Prospectuses”.

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective on or about September 17, 2007, the Prospectuses for each of the Funds are hereby supplemented as described below:

1. Columbia Management Distributors, Inc. (“CMDI”) will replace Foreside Distribution Services, L.P. as the distributor of the Funds. CMDI’s principal address is One Financial Center, Boston, Massachusetts 02111. CMDI is an affiliate of United States Trust Company, National Association, UST Advisers, Inc. and Columbia Management Advisors, LLC.

2. Columbia Management Services, Inc. (the “Transfer Agent”) will replace State Street Bank and Trust Company as the transfer agent of the Funds. The Transfer Agent’s principal address is One Financial Center, Boston, Massachusetts 02111. The Transfer Agent is a registered transfer agent and an affiliate of United States Trust Company, National Association, UST Advisers, Inc. and Columbia Management Advisors, LLC.

3. State Street Bank and Trust Company (the “Custodian”) will replace J.P. Morgan Chase Bank as the custodian of the Funds. The Custodian’s principal address is Two Avenue de Lafayette, LCC/4S, Boston, Massachusetts 02111.

4. For the Shares Class Prospectus, the Institutional Shares Class Prospectus and the Retirement Shares Class Prospectus, the telephone numbers and the mailing addresses for the Transfer Agent are revised and replaced in their entirety with the following:

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611 (Shares Class, Institutional Shares Class and Retirement Shares Class investor general inquiries)

800.422.3737 (Shares Class, Institutional Shares Class and Retirement Shares Class telephone and wire transactions)

5. For the Shares Class Prospectus, the Institutional Shares Class Prospectus and the Retirement Shares Class Prospectus, the last sentence in the section entitled “Householding” is revised and replaced in its entirety with the following:

If you do not want your mailings to be “householded,” please call 800.345.6611 or contact your financial intermediary.

6. For the Shares Class Prospectus, the Institutional Shares Class Prospectus and the Retirement Shares Class Prospectus, the last sentence in paragraph two of the section entitled “How to Purchase Fund Shares” regarding federal funds and registration instructions is deleted in its entirety.

7. For the Shares Class Prospectus, the Institutional Shares Class Prospectus and the Retirement Shares Class Prospectus, the last sentence in paragraph three of the section entitled “How to Purchase Fund Shares” is deleted in its entirety.

8. For the Shares Class Prospectus and the Institutional Shares Class Prospectus, and the Retirement Shares Class Prospectus, paragraph five and paragraph four, respectively, of the section entitled “How to Purchase Fund Shares” are revised and replaced in their entirety with the following:

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

9. For the Money Funds – Shares Class Prospectus, the following disclosure is added to paragraph three in the section entitled “General Information”:

In order to be eligible to receive dividends declared on the day you submit your purchase request, the Fund’s transfer agent must receive your request in good order before 1:00 p.m. Eastern time (or 12:00 noon Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) on that day and federal funds payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the transfer agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the transfer agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

10. For the Institutional Shares Class Prospectus, the last sentence in paragraph three in the section entitled “General Information” is revised and replaced in its entirety with the following:

For the Money Fund, in order to be eligible to receive dividends declared on the day you submit your purchase request, the Fund’s transfer agent must receive your request in good order before 3:00 p.m. Eastern time and federal funds payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the transfer agent receives the order (unless the Fund closes early). If we receive payment after this time, we’ll cancel the order and return any payment received for cancelled orders. We can change this time under certain circumstances (for example, when there’s more wiring activity than normal). If the transfer agent does not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to sell all or part of your holding of shares in any Fund in order to meet these costs.

11. For the Shares Class Prospectus, the section entitled “Minimum Purchases” is revised and replaced in its entirety with the following:

Minimum Initial Investments

The minimum initial investment for the Shares Class is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Shares Class bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment in Shares Class.

12. For the Shares Class Prospectus and the Institutional Class Prospectus, all references to Automatic Investment Program are replaced with Systematic Investment Plan.

13. For the Shares Class Prospectus, the section entitled “Automatic Investment Program” is revised and replaced in its entirety with the following:

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial intermediary to set up the plan.

14. For the Shares Class Prospectus, the last sentence in paragraph five in the section entitled “How to Sell Your Fund Shares” is revised and replaced in its entirety with the following:

There is no minimum amount for telephone redemptions. You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

15. For the Institutional Shares Class Prospectus and the Retirement Shares Class Prospectus, the following sentence is added to the end of paragraph five in the section entitled “How to Sell Your Fund Shares”:

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

16. For the Shares Class Prospectus and the Institutional Class Prospectus, paragraph seven and paragraph six, respectively, in the section entitled “How to Sell Your Fund Shares” are revised and replaced in their entirety with the following:

If you would like to sell $100,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, you must notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

17. For the Shares Class Prospectus, the section entitled “Systematic Withdrawal Plan” is revised and replaced in its entirety with the following:

If you have at least $5,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly or semi-annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

18. For the Shares Class Prospectus, paragraph two in the section entitled “How to Exchange Your Shares” is revised and replaced in its entirety with the following:

You may also exchange shares through your financial institution. Minimum initial investment rules apply to exchanges into a Fund. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 10 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days’ notice.

19. For the Institutional Shares Class Prospectus, the last two sentences in paragraph one in the section entitled “How to Exchange Your Shares” are revised and replaced in their entirety with the following:

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 10 days from your date of purchase). This exchange privilege may be changed or cancelled at any time upon 60 days’ notice.

20. For the Retirement Shares Class Prospectus, paragraph two in the section entitled “How to Exchange Your Shares” is revised and replace in its entirety with the following:

If an Investor recently purchased shares by check, an Investor may not be able to exchange shares until the check has cleared (which may take up to 10 days from the date of purchase). This exchange privilege may be changed or canceled at any time.

21. For the Equity Funds – Shares Class Prospectus and the Fixed Income Funds – Shares Class Prospectus, the section entitled “Receiving Your Money” is revised and replaced in its entirety with the following:

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account (if more than $50) or sent to you by check. For shares sold by wire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase).

22. For the Money Funds – Shares Class Prospectus, the section entitled “Receiving Your Money” is revised and replaced in its entirety with the following:

Normally, we will send your sale proceeds within seven days after we receive your redemption request in good order. Your proceeds can be wired to your bank account (if more than $50) or sent to you by check. You can request to have redemption proceeds wired to your bank account on the same day you call us to sell your shares, as long as we hear from you by 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) on that day. Otherwise, redemption proceeds will be wired the next business day. Shares redeemed and wired on the same day will not receive the dividend declared on that day. For shares sold by wire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase).

23. For the Institutional Shares Class Prospectus and the Retirement Shares Class Prospectus, the section entitled “Receiving Your Money” is revised and replaced in its entirety with the following:

Normally, we will send your sale proceeds the Business Day after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. For shares sold by wire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase).

24. For the Shares Class Prospectus, the Institutional Shares Class Prospectus and the Retirement Shares Class Prospectus, the following is added to the section entitled “Dividends and Distributions”:

Dividends and distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive dividends and distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

25. For the Shares Class Prospectus, the Institutional Shares Class Prospectus and the Retirement Shares Class Prospectus, the EXCELSIOR FUNDS’ PRIVACY NOTICE is deleted in its entirety.

EXC-47/134903-0807

EXCELSIOR FUNDS, INC.

EXCELSIOR FUNDS TRUST

EXCELSIOR TAX-EXEMPT FUNDS, INC.

Supplement dated August 29, 2007 to the following

Statements of Additional Information:

Excelsior Funds, Inc. Excelsior Funds Trust Statements of Additional Information, each dated July 1, 2007, as supplemented July 6, 2007, July 17, 2007 and August 1, 2007	Excelsior Tax-Exempt Funds, Inc. Statement of Additional Information dated July 1, 2007, as supplemented August 1, 2007

The above Excelsior Funds, Inc. Statement of Additional Information, Excelsior Funds Trust Statement of Additional Information and Excelsior Tax-Exempt Funds, Inc. Statement of Additional Information are collectively referred to as the “Statements of Additional Information.”

This supplement provides new and additional information beyond that contained in the Statements of Additional Information and should be read in conjunction with the Statements of Additional Information.

Effective on or about September 17, 2007, the Statements of Additional Information are hereby supplemented as described below:

1. Columbia Management Distributors, Inc. (“CMDI”) will replace Foreside Distribution Services, L.P. as the distributor of the Funds. CMDI’s principal address is One Financial Center, Boston, Massachusetts 02111. CMDI is an affiliate of United States Trust Company, National Association, UST Advisers, Inc. and Columbia Management Advisors, LLC.

2. Columbia Management Services, Inc. (the “Transfer Agent”) will replace State Street Bank and Trust Company as the Transfer Agent of the Funds. The Transfer Agent’s principal address is One Financial Center, Boston, Massachusetts 02111. The Transfer Agent is a registered transfer agent and is an affiliate of United States Trust Company, National Association, UST Advisers, Inc., Columbia Management Distributors, Inc. and Columbia Management Advisors, LLC. All references to State Street Bank and Trust Company and Boston Financial Data Services, Inc. (“BFDS”) as Transfer Agent are replaced with Columbia Management Services, Inc.

3. State Street Bank and Trust Company (the “Custodian”) will replace J.P. Morgan Chase Bank as the Custodian of the Funds. The Custodian’s principal address is Two Avenue de Lafayette, LCC/4S, Boston, Massachusetts 02111. All references to J.P. Morgan Chase Bank as Custodian are replaced with State Street Bank and Trust Company.

4. For the Statements of Additional Information, the telephone numbers and the mailing addresses for the Transfer Agent are revised and replaced in their entirety with the following:

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611 (Shares Class, Institutional Shares Class and Retirement Shares Class investor general inquiries)

800.422.3737 (Shares Class, Institutional Shares Class and Retirement Shares Class telephone and wire transactions)

5. For the Excelsior Funds Trust Statement of Additional Information, and the Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds Inc. Statements of Information, the first sentence in paragraph two and paragraph three, respectively, in the section entitled “Redemption Procedures” are revised and replaced in their entirety with the following:

As discussed in the Prospectus, a redemption request for an amount in excess of $100,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by the Transfer Agent in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees (“Signature Guarantee Guidelines”).

6. For the Statements of Additional Information, the first and second sentences in paragraph one in the section entitled “Systematic Withdrawal Plan” are revised and replaced in their entirety with the following:

An Investor who owns Shares class shares having a value of $5,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly or semiannual basis.

7. For the Statements of Additional Information, paragraph one in the section entitled “Exchange Privilege” is revised and replaced in its entirety with the following:

Investors may exchange Shares for Shares of the same class of any other portfolio of the Excelsior Funds Trust or Excelsior Tax-Exempt Funds, Inc. or Excelsior Funds Inc. (together, the “Companies”). An exchange involves a redemption of all or a portion of the shares in a Fund and the investment of the redemption proceeds in shares of another portfolio. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order. Minimum initial investment rules apply to exchanges into another portfolio.

8. For the Statements of Additional Information, the section entitled “Retirement Plans” is revised and replaced in its entirety with the following:

Shares may be available for purchase by Investors in connection with the following tax-deferred prototype retirement plans offered by Bank of America, National Association:

•	IRAs (including “rollovers” from existing retirement plans) for individuals and their spouses.

The minimum initial investment for IRAs is $1,000 per Fund and there is no minimum subsequent investment amount. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 345-6611. Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

9. For the Statements of Additional Information, all references to Automatic Investment Program are replaced with Systematic Investment Plan.

10. For the Statements of Additional Information, paragraph one in the section entitled “Automatic Investment Program” is revised and replaced in its entirety with the following:

Systematic Investment Plan

The Systematic Investment Plan permits Investors to purchase Shares class shares (minimum of $50 per Fund per transaction) at regular intervals selected by the Investor. The minimum initial investment for an Systematic Investment Plan account is $50 per Fund. Provided the Investor’s financial institution allows automatic withdrawals, Shares class shares are purchased by transferring funds from an Investor’s checking, bank money market or NOW account designated by the Investor. At the Investor’s option, the account designated will be debited in the specified amount, and Shares class shares will be purchased on a monthly, quarterly or semi-annual basis.

11. For the Statements of Additional Information, paragraphs two and three in the section entitled “Custodian and Transfer Agent” are revised and replaced in its entirety with the following:

Columbia Management Services, Inc. acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, MA 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. The Funds pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds.

The Transfer Agent retains Boston Financial Data Services, Inc. (“BFDS”), 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS assists the Transfer Agent in carrying out its duties.

12. For the Statements of Additional Information, all references to BISYS Fund Services Ohio Inc. (“BISYS”) as sub-administrator in the section entitled “Administrator” are removed in their entirety and the following sentence is added to the end of the section: “Prior to September 17, 2007, BISYS Fund Services Ohio Inc. served as sub-administrator and fund accounting agent for the Funds.”

EXC-50/134904-0807